SHARE-BASED PAYMENT (Details 4) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Number of Restricted shares, Outstanding at beginning balance	428,452	269,638
Number of Restricted shares, Granted	120,000	320,000
Number of Restricted shares, Vested	(211,043)	(134,357)
Number of Restricted shares, Forfeited	(31,933)	(26,829)
Number of Restricted shares, Outstanding at ending balance	305,476	428,452